Segment information	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
Segment information
25 Segment information
The Company operates in a single operating segment, being the biopharmaceutical segment.
Geographical information
Revenues by geographical area are detailed as follows:

	Years ended December 31,
	2018	2017	2016
	$	$	$
Ireland	24,910	—	—
United States	1,416	452	410
China	275	262	249
Singapore	—	—	101
British Virgin Islands	280	206	100
Other	—	3	51
	26,881	923	911

Revenues have been allocated to geographic regions based on the country of residence of the Company's external customers or licensees.
Non-current assets* by geographical area are detailed as follows:

	December 31,
	2018	2017
	$	$
Germany	8,599	12,552
United States	153	102
Canada	3	160
	8,755	12,814
_______________________________

*	Non-current assets include property, plant and equipment, identifiable intangible assets and goodwill.
Major customers representing 10% or more of the Company's revenues in each of the last three years are as follows:

	Years ended December 31,
	2018	2017	2016
	$	$	$
Company 1	26,127	—	—
Company 2	—	—	20
Company 3	275	262	249
Company 4	—	323	222
Company 5	—	129	167
Company 6	—	—	101
Company 7	280	206	100